Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Interest-Bearing Loans and Borrowings

NOTE 17: INTEREST-BEARING LOANS AND BORROWINGS

Interest-bearing loans and borrowings consist of the following:

	December 31, 2021	December 31, 2020	Interest Rate	Maturity
Notes Payable	$4,927	$5,475	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	2,676	1,901	Fixed rate of 8.5%	November 16, 2025 (2)
BBVA Facility	12,000	14,000	Six-month LIBOR plus 3.25%	March 31, 2022(3)
Term Bank loan	1,400	1,400	Three-month LIBOR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	5,000	–	Fixed rate of 5.00%	March 22, 2024
Loan for Nazira	–	46	Fixed rate of 6.00%	August 10, 2021
Current portion of interest-bearing loans and borrowings	26,003	22,822
2025 Notes	500,000	500,000	Fixed rate of 10.75%	July 1, 2025
Notes Payable	7,536	12,367	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	8,537	9,146	Fixed rate of 8.5%	November 16, 2025 (2)
BBVA Facility	–	8,000	Six-month LIBOR plus 3.25%	March 31, 2022(3)
Term Bank loan	6,300	7,700	Three-month LIBOR plus 3.15%	May 18, 2025
Seller’s credit agreement for the acquisition of the 2020 Fleet	10,000	–	Fixed rate of 5.00%	March 22, 2024
Non-current portion of interest-bearing loans and borrowings	532,373	537,213
Less: deferred finance costs	(16,026)	(19,444)
Total interest-bearing loans and borrowings, net	$542,350	$540,591

(1)       Includes 32 different drawdown events and maturity dates are scheduled on the 16th and last semi-annual installments after the completion of each Drawdown Event.

(2)       Includes six different drawdown events and maturity dates are scheduled on the 20th and last quarterly installments from the drawdown date of each individual barge based on the barge's delivery date.

(3)       Please refer to Note 26 for discussion on refinancing completed on March 23, 2022.

2025 Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics, the “Co-Issuers”) issued $500,000 in aggregate principal amount of senior secured notes due 2025 (“the 2025 Notes”), at a fixed rate of 10.75%. The net proceeds from the offering of the 2025 Notes were used to satisfy and discharge the indenture governing the 2022 Notes, to repay all amounts outstanding under the Term Loan B Facility and to pay certain fees and expenses related to the offering, with the balance used for general corporate purposes. The effect of this transaction was the recognition of a loss of $4,157 in the statement of income under “Loss on debt extinguishment,” relating to the accelerated amortization of unamortized deferred finance costs.

On or after August 1, 2022, the Co-Issuers may redeem some or all of the 2025 Notes at the redemption prices set forth in the indenture governing the 2025 Notes. In addition, before August 1, 2022, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2025 Notes at a price equal to 110.750% of the principal amount of the 2025 Notes to be redeemed plus accrued and unpaid interest, if any, to the redemption date with an amount equal to the net cash proceeds of one or more equity offerings so long as at least 50% of the originally issued aggregate principal amount of the 2025 Notes remains outstanding. Prior to August 1, 2022, the Co-Issuers may also redeem all or a part of the 2025 Notes at a redemption price equal to the sum of: (a) 100% of the principal amount of the 2025 Notes to be redeemed; plus (b) the applicable “make- whole” premium described in the indenture governing the 2025 Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment dates. The Co-Issuers may also redeem all, but not less than all, of the 2025 Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Co-Issuers may be required to offer to purchase 2025 Notes from holders at a price equal to 101% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Notes are senior secured obligations of the Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Company’s direct and indirect subsidiaries, other than Logistics Finance. The 2025 Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Company’s Cabotage Business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor and (ii) an assignment by way of security of the Vale Port Contract (collectively, the “Collateral”). The 2025 Notes are effectively senior to all existing and future obligations of the subsidiary guarantors that own Collateral to the extent of the value of the Collateral but effectively junior to any existing and future secured obligations of the Co-Issuers and the subsidiary guarantors that are secured by assets other than the Collateral to the extent of the value of any assets securing such other obligations.

The indenture governing the 2025 Notes contains restrictive covenants that limit, among other things, the ability of the Co-Issuers and their restricted subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliates, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Notes also contains customary events of default.

As of December 31, 2021 and 2020, deferred finance costs associated with the 2025 Notes amounted to $15,927 and $19,414, respectively. Finance costs associated with the 2025 Notes amounted to $53,601 and $25,979 for the years ended December 31, 2021 and 2020, respectively.

2022 Notes

On April 22, 2014, the Co-Issuers issued $375,000 in aggregate principal amount of Senior Notes due May 1, 2022 (the “2022 Notes”), at a fixed rate of 7.25%. The 2022 Notes were redeemed in full on July 16, 2020 at 100% of their face amount, plus accrued and unpaid interest to the redemption date with the proceeds of the Co-Issuers’ 2025 Notes. Following this transaction, the Company recognized a loss of $2,661 in its consolidated statement of (loss)/income for the year ended December 31, 2020 under “Loss on debt extinguishment” relating to the accelerated amortization of the unamortized deferred finance costs.

Finance costs associated with the 2022 Notes amounted to nil, $14,727 and $27,188 for the years ended December 31, 2021, 2020 and 2019, respectively.

Term Loan B Facility

On November 3, 2017, Navios Logistics and Logistics Finance, as co-borrowers, completed the issuance of a $100,000 Term Loan B Facility (the “Term Loan B Facility”). The Term Loan B Facility bore an interest rate of LIBOR plus 475 basis points and had a four-year term with 1.0% amortization per annum. The Term Loan B Facility was repaid in full on July 8, 2020 at par plus accrued and unpaid interest to the repayment date with the proceeds of the Co-Issuers’ 2025 Notes. Following this transaction, the Company recognized a loss of $1,496 in its consolidated statement of (loss)/income for the year ended December 31, 2020 under “Loss on debt extinguishment” relating to the accelerated amortization of the unamortized deferred finance costs.

Finance costs associated with the Term Loan B Facility amounted to nil, $3,162 and $7,150 for the years ended December 31, 2021, 2020 and 2019, respectively.

Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, the Company entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed finance costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). The Company incurs the obligation for the respective amount drawn by signing promissory notes (“Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, the Company shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2021, the Company had drawn the total available amount and the outstanding balance of Notes Payable was $12,463.

Finance costs associated with the Notes Payable amounted to $608, $1,006 and $1,591 for the years ended December 31, 2021, 2020 and 2019, respectively.

Other Indebtedness

On February 28, 2020, the Company entered into a $25,000 loan facility with Banco Bilbao Vizcaya Argentaria (the “BBVA Facility”) which was drawn on July 8, 2020. The BBVA Facility was used to repay existing debt with BBVA, and for general corporate purposes. The BBVA Facility bears interest at a rate of LIBOR (180 days) plus 325 basis points, is repayable in quarterly installments with final maturity on March 31, 2022 and is secured by assignments of certain receivables. As at December 31, 2021, the outstanding balance was $12,000. On March 23, 2022, the Company entered into the 2022 BBVA Facility with BBVA in order to refinance the outstanding balance of the BBVA Facility through the 2022 BBVA Facility.

On May 18, 2017, the Company entered into a $14,000 term loan facility (the “Term Bank Loan”) in order to finance the acquisition of two product tankers. The Term Bank Loan bears interest at a rate of LIBOR (90 days) plus 315 basis points and is repayable in twenty quarterly installments with a final balloon payment of $7,000 on the last repayment date. In December 2021, the Company agreed to amend the Term Bank Loan, extending its maturity and amending the repayment schedule. On February 28, 2022, the amended Term Bank Loan was signed. Following the amendment, the $7,000 final balloon payment of the Term Bank Loan which was due on May 18, 2022 is repayable in twelve equal quarterly installments, beginning on August 18, 2022, with a final balloon payment of $2,800. As of December 31, 2021, the outstanding amount of the Term Bank Loan was $7,700. As of December 31, 2021 and 2020, unamortized deferred finance costs associated with the Term Bank Loan amounted to $99 and $30, respectively.

In December 2020, the Company entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery of each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5%. As of December 31, 2021, the Company had drawn the total available amount and the outstanding balance was $11,213. Finance costs associated with the seller’s credit agreement for the construction of six liquid barges amounted to $1,071 and $176 for the years ended December 31, 2021 and 2020, respectively.

In the fourth quarter of 2020, Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of the 2020 Fleet. The acquisition was completed on March 22, 2021, and the Company entered into a $15,000 seller’s credit agreement for the acquisition of the 2020 Fleet. The seller’s credit agreement bears interest at a fixed rate of 5.0% per annum and is payable in three equal annual installments of $5,000. Finance costs associated with the seller’s credit agreement for the acquisition of the 2020 Fleet amounted to $584 for the year ended December 31, 2021 (nil for the year ended December 31, 2020).

In connection with the acquisition of Hidronave S.A. on October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. The loan facility bore interest at a fixed rate of 600 basis points. In September 2021, this loan was repaid in full.

In connection with its loan obligations and other long term liabilities, the Company is subject to certain covenants, commitments, limitations and restrictions.

The Company was in compliance with all covenants as of December 31, 2021.

The annual weighted average interest rates of the Company’s total interest-bearing loans and borrowings were 9.96%, 8.39% and 7.12% for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December, 2021, an amount of $23,277 ($26,270 as of December 31, 2020) was included under “Trade and other payables” in the Company’s statement of financial position related to accrued interest from our interest-bearing loans and borrowings. See Note 18.

The interest-bearing loans and borrowings arising from financing activities were as follows:

	2021	2020	2019
At January 1,	$540,591	$514,929	$530,187
Proceeds from Seller’s credit agreement for the construction of six liquid barges	2,246	–	–
Proceeds from the credit agreement for the acquisition of the 2020 Fleet	15,000	–	–
Proceeds from 2025 Notes, net of deferred finance costs	–	479,023	–
Proceeds from long term debt, net of deferred finance costs	–	24,854	–
Repayment of 2022 Notes	–	(375,000)	–
Repayment of long-term debt and payment of principal	(13,525)	(105,551)	(13,403)
Repayment of notes payable	(5,261)	(4,466)	(4,304)
Accretion of Notes payable / unwinding of discount	(119)	(161)	(103)
Term bank loan additional deferred finance cost	(91)	–	–
Amortization of deferred finance cost	3,509	2,806	2,552
Loss on debt extinguishment	–	4,157	–
At December 31,	$542,350	$540,591	$514,929

The maturity table below reflects future payments of the long-term interest-bearing loans and borrowings and interest outstanding as of December 31, 2021, for the next five years and thereafter, based on the repayment schedule of the respective loan facilities (as described above).

Year	Amount in thousands of U.S. dollars
2022	$82,062
2023	69,183
2024	66,218
2025	533,448
Total	$750,911